Share Option and Warrant Reserves (Details Narratives) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Jan. 24, 2022 $ / shares	Oct. 09, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020	Dec. 31, 2019 $ / shares
Statement [Line Items]
Number of share options granted	1,745,000		1,405,000	5,857,459	4,180,672
Weighted average exercise price granted			$ 0.56		$ 1.08
Exercise price	$ 1.00
Fury Gold
Statement [Line Items]
Conversion of warrants amount | $		$ 1,890	$ 1,560
Conversion of warrants | shares		1.6	11.1